Maturity of assets and liabilities	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Maturity of assets and liabilities

Note 37 - Maturity of assets and liabilities

The main assets grouped by maturity, including interest accrued as of December 31, 2021 and 2020, are detailed as follows:

	As of December 31, 2021
		Between			Between
		1 month	Between	Between	3 years
		to 3	3 month	1 year to	to 6	Over 6
	Up to 1 month	months	to 1 year	3 years	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	95,418	50,828	405	34,355	97,175	54,543	332,724
Financial instruments at fair value through other comprehensive income	1,355,565	636,668	99,850	423,463	986,245	158,659	3,660,450
Loans and accounts receivable from customers at amortized cost (**)	2,593,097	1,821,585	3,106,399	6,185,692	3,721,574	7,315,013	24,743,360
Commercial loans	1,822,238	1,686,244	2,560,603	4,905,237	2,100,317	2,598,031	15,672,670
Mortgage loans	25,866	51,577	231,076	625,862	944,855	4,365,735	6,244,971
Consumer loans	744,993	83,764	314,720	654,593	676,402	351,247	2,825,719
Financial instruments at amortized cost	43,679	12,272	146,327	27,587	(42,410)	—	187,455
Investments under resale agreements	493,659	111,148	667	704	—	—	606,178
Financial derivative contracts	143,208	111,783	371,074	809,903	1,066,262	478,696	2,980,926
Interbank loans (*)	80,907	—	—	—	—	—	80,907
Subtotal	4,805,533	2,744,284	3,724,722	7,481,704	5,828,846	8,006,911	32,592,000

Liabilities
Obligations under repurchase agreements	465,842	164	—	—	—	—	466,006
Time deposits and other time liabilities	4,887,142	2,087,560	2,342,260	328,276	171,391	280,814	10,097,443
Financial derivative contracts	77,835	188,750	352,821	664,758	598,211	1,043,212	2,925,587
Interbank borrowings	171,624	132,457	1,420,184	3,137,074	55,922	1,162	4,918,423
Lease obligations	5,023	3,977	16,905	41,057	37,753	10,829	115,544
Debt instruments issued	429,170	264,480	636,336	736,215	1,151,454	3,545,185	6,762,840
Subtotal	6,036,636	2,677,388	4,768,506	4,907,380	2,014,731	4,881,202	25,285,843

(*)     Interbank loans are presented gross. The amount of allowances corresponds to MCh$353.

(**)   Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial MCh$681,029; Mortgage MCh$77,298; and Consumer MCh$189,485.

Note 37 - Maturity of assets and liabilities, continued

	As of December 31, 2020
		Between			Between
		1 month	Between	Between	3 years
		to 3	3 month	1 year to	to 6	Over 6
	Up to 1 month	months	to 1 year	3 years	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	55,516	65,370	77,021	176,681	192,719	15,403	582,710
Financial instruments at fair value through other comprehensive income	1,127,310	97,970	486,354	870,028	1,312,994	76,243	3,970,899
Loans and accounts receivable from customers at amortized cost (**)	1,956,465	1,457,769	2,260,698	2,834,427	3,929,783	10,178,839	22,617,981
Commercial loans	1,387,069	1,436,296	2,167,838	2,258,716	2,769,842	4,789,038	14,808,799
Mortgage loans	1,980	420	2,952	26,153	181,838	5,103,410	5,316,753
Consumer loans	567,416	21,053	89,908	549,558	978,103	286,391	2,492,429
Financial instruments at amortized cost	18,197	—	92,698	647	—	—	111,542
Investments under resale agreements	19,933	40,537	43,633	692	785	—	105,580
Financial derivative contracts	173,313	10,258	526,205	639,459	918,637	1,714,931	3,982,803
Interbank loans (*)	—	7,131	—	—	—	—	7,131
Subtotal	3,350,734	1,679,035	3,486,609	4,521,934	6,354,918	11,985,416	31,378,646

Liabilities
Obligations under repurchase agreements	637,751	1,100	—	—	—	—	638,851
Time deposits and other time liabilities	4,627,676	2,385,542	3,311,082	661,139	123,689	323,936	11,433,064
Financial derivative contracts	171,119	18,551	483,102	669,539	878,157	1,453,123	3,673,591
Interbank borrowings	103,194	119,061	719,886	970,810	1,874,093	11,934	3,798,978
Lease obligations	2,927	7,258	20,645	51,861	49,170	20,024	151,885
Debt instruments issued	1,640	545	326,088	838,032	1,873,627	3,164,924	6,204,856
Subtotal	5,544,307	2,532,057	4,860,803	3,191,381	4,798,736	4,973,941	25,901,225

(*)    Interbank loans are presented gross. The amount of allowances corresponds to MCh$10.

(**)  Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial MCh$747,617; Mortgage MCh$73,465; and Consumer MCh$220,791.